UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016
Date of reporting period: June 30, 2016

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2016

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2016 (the "period"). The Fund delivered a total return of negative 1.14%, versus a 3.84% return for the S&P 500®. Only two sectors1 within the S&P 500® reported negative performance figures, Financials (down 3%) and Information Technology (down less than 1%). The third-weakest performing sector was Health Care (up less than 1%). The sectors within the S&P 500® that reported the strongest performance were Telecommunication Services (up 25%), Utilities (up 23%), and Energy (up 16%).

Detractors from Performance
The Fund's holdings in the Financials sector were the most significant detractor from performance2, both on an absolute basis and when compared to the S&P 500®. The Fund's Financial holdings were down about 6%, compared to down 3% for the S&P 500® sector. The Fund suffered from a significant overweight position (30%, versus 17% for the S&P 500®) in the weakest performing sector of the period. Wells Fargo3, the Fund's third-largest holding (down 12%), American Express (down 11%), Charles Schwab (down 23%), Citizens Financial Group (down 23%), and JPMorgan Chase (down 5%) were all leading detractors.

Returns from holdings in the Health Care sector also hindered performance. The Fund's Health Care holdings were down about 21%, compared to up less than 1% for the S&P 500® sector. Valeant Pharmaceuticals (down 80%) was the Fund's overall top detractor, while Express Scripts (down 13%) was also a weak performer.

Additional detractors included the Fund's second-largest holding, Alphabet (down 9%), from the Information Technology sector, Liberty Global (down 20%) from the Consumer Discretionary sector, and LafargeHolcim (down 16%) from the Materials sector.

The Fund had approximately 9% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings underperformed its domestic holdings (down 13%, versus up 1%).

Contributors to Performance
The Fund's holdings in the Energy sector made the most significant contribution to performance, both on an absolute basis and when compared to the S&P 500®. The Fund's Energy holdings were up about 28%, compared to up 16% for the S&P 500® sector. The Fund benefited from an overweight position (9%, versus 7% for the S&P 500®) in a strong performing sector. Apache (up 27%), Cabot Oil & Gas (up 46%), and Encana (up 54%) were the Fund's overall top contributors, respectively. Occidental Petroleum (up 14%) was another key contributor.

The Fund benefited from an underweight position (14%, versus 19% for the S&P 500®) in the weaker performing Information Technology sector. Texas Instruments (up 16%) was a strong performer.

Another contributor to performance came from the Fund's Industrial holdings, which were up about 10%, compared to up 6% for the S&P 500® sector. United Technologies (up 8%) was a key contributor.

Additional contributors included Berkshire Hathaway (up 10%) from the Financials sector; Amazon (up 6%), the Fund's largest holding, and Didi Chuxing (up 36%), both from the Consumer Discretionary sector; and UnitedHealth Group (up 21%) from the Health Care sector.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2016, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2016, unless otherwise noted.
1 The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2 A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2006

Average Annual Total Return for periods ended June 30, 2016

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(2.24)%	8.48%	4.70%	4.74%	0.63%	0.61%
Standard & Poor's 500® Index	3.99%	12.10%	7.42%	4.47%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2016 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/16 Net Assets)		(% of 06/30/16 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	87.08%	Diversified Financials	17.56%	4.63%
Common Stock (Foreign)	7.49%	Information Technology	14.36%	19.77%
Preferred Stock (Foreign)	1.63%	Retailing	13.89%	5.52%
Short-Term Investments	4.45%	Energy	11.63%	7.40%
Other Assets & Liabilities	(0.65)%	Banks	11.15%	5.22%
	100.00%	Materials	8.64%	2.88%
		Capital Goods	6.14%	7.43%
		Health Care	5.75%	14.69%
		Insurance	2.95%	2.67%
		Food & Staples Retailing	2.51%	2.35%
		Media	1.93%	2.72%
		Automobiles & Components	1.86%	0.86%
		Commercial & Professional Services	1.24%	0.74%
		Other	0.39%	23.12%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/16 Net Assets)

Amazon.com, Inc.	Retailing	7.18%
Alphabet, Inc.*	Software & Services	6.66%
Wells Fargo & Co.	Banks	4.98%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	4.81%
Apache Corp.	Energy	4.29%
JPMorgan Chase & Co.	Banks	4.11%
American Express Co.	Consumer Finance	3.86%
United Technologies Corp.	Capital Goods	3.64%
Bank of New York Mellon Corp.	Capital Markets	3.44%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.41%

*Alphabet, Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2016. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/16)	(06/30/16)	(01/01/16-06/30/16)

Actual	$1,000.00	$988.57	$3.02
Hypothetical	$1,000.00	$1,021.83	$3.07

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.61%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.57%)
CONSUMER DISCRETIONARY – (15.64%)
Automobiles & Components – (1.79%)
Johnson Controls, Inc.	122,220	$5,409,457
Consumer Durables & Apparel – (0.26%)
Hunter Douglas N.V. (Netherlands)	16,389	773,941
Media – (1.86%)
Liberty Global PLC, LiLAC Class C *	30,985	1,006,721
Liberty Global PLC, Series C *	160,910	4,610,071
		5,616,792
Retailing – (11.73%)
Advance Auto Parts, Inc.	11,900	1,923,397
Amazon.com, Inc. *	30,336	21,709,048
CarMax, Inc. *	124,850	6,121,396
Liberty Interactive Corp., Liberty Ventures, Series A *	24,083	892,757
Liberty Interactive Corp., QVC Group, Series A *	60,624	1,538,031
Liberty TripAdvisor Holdings Inc., Series A *	12,958	283,521
Priceline Group Inc. *	2,415	3,014,910
		35,483,060
	Total Consumer Discretionary	47,283,250
CONSUMER STAPLES – (2.41%)
Food & Staples Retailing – (2.41%)
Costco Wholesale Corp.	46,440	7,292,938
	Total Consumer Staples	7,292,938
ENERGY – (11.19%)
Apache Corp.	232,810	12,960,533
Cabot Oil & Gas Corp.	213,770	5,502,440
Encana Corp. (Canada)	622,480	4,849,119
EQT Corp.	26,020	2,014,728
Occidental Petroleum Corp.	112,430	8,495,211
	Total Energy	33,822,031
FINANCIALS – (30.47%)
Banks – (10.73%)
Citizens Financial Group Inc.	143,510	2,867,330
JPMorgan Chase & Co.	200,008	12,428,497
Standard Chartered PLC (United Kingdom)*	275,058	2,086,857
Wells Fargo & Co.	318,164	15,058,702
		32,441,386
Diversified Financials – (16.90%)
Capital Markets – (5.12%)
Bank of New York Mellon Corp.	267,360	10,386,936
Charles Schwab Corp.	200,720	5,080,223
		15,467,159
Consumer Finance – (4.80%)
American Express Co.	192,029	11,667,682
Capital One Financial Corp.	44,840	2,847,788
		14,515,470
Diversified Financial Services – (6.98%)
Berkshire Hathaway Inc., Class A *	67	14,537,325
Moody's Corp.	20,800	1,949,168

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	62,270	$4,618,566
		21,105,059
		51,087,688
Insurance – (2.84%)
Multi-line Insurance – (1.27%)
Fairfax Financial Holdings Ltd. (Canada)	650	350,363
Loews Corp.	85,200	3,500,868
		3,851,231
Property & Casualty Insurance – (1.57%)
Chubb Ltd.	26,850	3,509,564
Markel Corp. *	1,290	1,229,086
		4,738,650
		8,589,881
	Total Financials	92,118,955
HEALTH CARE – (5.53%)
Health Care Equipment & Services – (5.02%)
Express Scripts Holding Co. *	67,990	5,153,642
Quest Diagnostics Inc.	52,620	4,283,794
UnitedHealth Group Inc.	40,670	5,742,604
		15,180,040
Pharmaceuticals, Biotechnology & Life Sciences – (0.51%)
Valeant Pharmaceuticals International, Inc. (Canada)*	76,800	1,546,752
	Total Health Care	16,726,792
INDUSTRIALS – (7.20%)
Capital Goods – (5.90%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	73,101
PACCAR Inc.	37,410	1,940,457
Safran S.A. (France)	71,860	4,839,178
United Technologies Corp.	107,270	11,000,538
		17,853,274
Commercial & Professional Services – (1.19%)
Tyco International PLC	84,360	3,593,736
Transportation – (0.11%)
Wesco Aircraft Holdings, Inc. *	25,330	339,929
	Total Industrials	21,786,939
INFORMATION TECHNOLOGY – (13.82%)
Semiconductors & Semiconductor Equipment – (3.41%)
Texas Instruments Inc.	164,720	10,319,708
Software & Services – (9.99%)
Alphabet, Inc., Class A *	11,530	8,111,701
Alphabet, Inc., Class C *	17,383	12,030,774
Facebook Inc., Class A *	32,270	3,687,816
Microsoft Corp.	58,120	2,974,000
Oracle Corp.	59,490	2,434,926
SouFun Holdings Ltd., Class A, ADR (China)*	191,140	961,434
		30,200,651

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2016 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (0.42%)
	HP Inc.	100,070	$1,255,878
		Total Information Technology	41,776,237
MATERIALS – (8.31%)
	Ecolab Inc.	26,370	3,127,482
	LafargeHolcim Ltd. (Switzerland)	165,166	6,779,591
	Monsanto Co.	85,850	8,877,748
	OCI N.V. (Netherlands)*	29,250	396,244
	Praxair, Inc.	52,840	5,938,688
		Total Materials	25,119,753
	TOTAL COMMON STOCK – (Identified cost $201,811,991)		285,926,895
PREFERRED STOCK – (1.63%)
CONSUMER DISCRETIONARY – (1.63%)
Retailing – (1.63%)
	Didi Chuxing Joint Co., Series A (China)*(a)	128,944	4,929,155
	TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,929,155
SHORT-TERM INVESTMENTS – (4.45%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.43%, 07/01/16, dated 06/30/16, repurchase value of $1,782,021 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.4732%-9.50%, 07/31/16-05/15/46, total market value $1,817,640)	$1,782,000	1,782,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.52%, 07/01/16, dated 06/30/16, repurchase value of $1,438,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 05/01/31-06/01/46, total market value $1,466,760)	1,438,000	1,438,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.42%, 07/01/16, dated 06/30/16, repurchase value of $7,129,083 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.976%-6.00%, 06/01/20-06/01/46, total market value $7,271,580)	7,129,000	7,129,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.67%, 07/01/16, dated 06/30/16, repurchase value of $3,119,058 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-3.50%, 06/01/31-06/01/46, total market value $3,181,380)	3,119,000	3,119,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,468,000)		13,468,000
	Total Investments – (100.65%) – (Identified cost $219,239,570) – (b)		304,324,050
	Liabilities Less Other Assets – (0.65%)		(1,964,087)
	Net Assets – (100.00%)		$302,359,963

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2016 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $220,646,422. At June 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$106,285,957
	Unrealized depreciation	(22,608,329)
	Net unrealized appreciation	$83,677,628

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2016 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$304,324,050
Cash	1,137
Receivables:
Capital stock sold	13,798
Dividends and interest	283,127
Prepaid expenses	2,816
Due from Custodian (Note 3)	38,304
Total assets	304,663,232
LIABILITIES:
Payables:
Capital stock redeemed	149,108
Investment securities purchased	1,966,089
Accrued investment advisory fee	143,706
Other accrued expenses	44,366
Total liabilities	2,303,269
NET ASSETS	$302,359,963
SHARES OUTSTANDING	31,779,427
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.51
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$31,779
Additional paid-in capital	203,433,380
Undistributed net investment income	1,750,327
Accumulated net realized gains from investments and foreign currency transactions	12,063,057
Net unrealized appreciation on investments and foreign currency transactions	85,081,420
Net Assets	$302,359,963

*Including:
Cost of Investments	$219,239,570

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$2,331,812
Interest		31,775
Net securities lending fees		848
Total income		2,364,435
Expenses:
Investment advisory fees (Note 3)	$825,967
Custodian fees	29,806
Transfer agent fees	6,798
Audit fees	10,693
Legal fees	4,533
Accounting fees (Note 3)	4,500
Reports to shareholders	11,000
Directors' fees and expenses	40,841
Registration and filing fees	116
Miscellaneous	10,952
Total expenses		945,206
Reimbursement of expenses by Custodian (Note 3)		(35,388)
Net expenses		909,818
Net investment income		1,454,617
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		8,657,220
Foreign currency transactions		(6,492)
Net realized gain		8,650,728
Net decrease in unrealized appreciation		(13,697,124)
Net realized and unrealized loss on investments and foreign currency transactions		(5,046,396)
Net decrease in net assets resulting from operations		$(3,591,779)

*Net of foreign taxes withheld as follows		$15,725

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
OPERATIONS:
Net investment income	$1,454,617	$2,994,606
Net realized gain from investments and foreign currency transactions	8,650,728	47,585,896
Net decrease in unrealized appreciation on investments and foreign currency transactions	(13,697,124)	(44,512,888)
Net increase (decrease) in net assets resulting from operations	(3,591,779)	6,067,614
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,634,719)
Realized gains from investment transactions	–	(50,844,472)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(15,794,575)	4,032,524
Total decrease in net assets	(19,386,354)	(43,379,053)
NET ASSETS:
Beginning of period	321,746,317	365,125,370
End of period*	$302,359,963	$321,746,317

*Including undistributed net investment income of	$1,750,327	$295,710

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$46,509,309	$773,941	$4,929,155	$52,212,405
Consumer Staples	7,292,938	–	–	7,292,938
Energy	33,822,031	–	–	33,822,031
Financials	90,032,098	2,086,857	–	92,118,955
Health Care	16,726,792	–	–	16,726,792
Industrials	16,874,660	4,912,279	–	21,786,939
Information Technology	41,776,237	–	–	41,776,237
Materials	17,943,918	7,175,835	–	25,119,753
Short-term securities	–	13,468,000	–	13,468,000
Total Investments	$270,977,983	$28,416,912	$4,929,155	$304,324,050

Level 1 to Level 2 Transfers**:
Consumer Discretionary		$773,941
Financials		2,086,857
Industrials		73,101
Materials		7,175,835
Total		$10,109,734

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2016:

Investment Securities:
Beginning balance	$2,548,659
Cost of purchases	1,440,748
Increase in unrealized appreciation	939,748
Ending balance	$4,929,155

Increase in unrealized appreciation during the period on Level 3 securities still held at June 30, 2016 and included in the change in net assets for the period	$939,748

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	June 30, 2016	Technique	Input	Amount
Preferred Stock	$4,929,155	Market Approach	Transaction Price	$38.2271

The significant unobservable input in the table above is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase in this input would result in a higher fair value measurement.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2016 were $26,348,645 and $49,299,190, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2016 amounted to $4,500.

Custodian Fees - State Street Bank will be reimbursing the Fund in August 2016 for certain out of pocket expenses that were erroneously billed from 1998-2015. This reimbursement, including interest, amounts to $38,304.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2016, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2016 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	981,823	–	(2,657,472)	(1,675,649)
Value:	$8,764,941	$–	$(24,559,516)	$(15,794,575)

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	570,876	5,479,425	(4,838,229)	1,212,072
Value:	$6,488,176	$53,479,191	$(55,934,843)	$4,032,524

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2016.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2016, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,929,155 or 1.63% of the Fund's net assets as of June 30, 2016. Information regarding restricted securities is as follows:

	Original			Valuation per Share
	Acquisition		Cost per	as of
Security	Date	Shares	Share	June 30, 2016

Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$38.2271

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2016	Year ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.62	$11.32	$13.48	$10.93	$10.47	$11.97
Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.10	0.12	0.12	0.20	0.13
Net Realized and Unrealized Gains (Losses)	(0.16)	0.10	0.73	3.53	1.16	(0.63)
Total from Investment Operations	(0.11)	0.20	0.85	3.65	1.36	(0.50)
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.09)	(0.13)	(0.12)	(0.19)	(0.10)
Distributions from Realized Gains	–	(1.81)	(2.88)	(0.98)	(0.71)	(0.90)
Total Dividends and Distributions	–	(1.90)	(3.01)	(1.10)	(0.90)	(1.00)
Net Asset Value, End of Period	$9.51	$9.62	$11.32	$13.48	$10.93	$10.47
Total Return[a]	(1.14)%	1.60%	6.06%	33.43%	13.08%	(4.18)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$302,360	$321,746	$365,125	$396,251	$345,556	$351,369
Ratio of Expenses to Average Net Assets:
Gross	0.63%[b]	0.62%	0.62%	0.62%	0.64%	0.63%
Net[c]	0.61%[b]	0.62%	0.62%	0.62%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	0.97%[b]	0.86%	0.82%	0.84%	1.63%	1.15%
Portfolio Turnover Rate[d]	9%	27%	26%	10%	10%	13%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2016. As part of this process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors considered that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund; (ii) profitability of the Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fixed fee reflected those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds were more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500® since its inception on July 1, 1999, all periods ended February 29, 2016.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap core funds' underlying variable insurance products (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe average and Lipper Index over the two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2015. During the one-year time period ended December 31, 2015, the Fund outperformed the Performance Universe average and Lipper Index.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 5 out of 12 rolling five-year time periods and outperformed the Lipper Variable Annuities-Large Cap Core category ("VA-LCC") in 8 out of 12 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2015. The Fund outperformed the S&P 500® in 3 out of 7 rolling ten-year time periods and outperformed the VA-LCC Lipper category in 5 out of 7 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2015.

The Independent Directors considered Davis Value Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2017.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2016

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended June 30, 2016 (the "period"). The Fund delivered a total return of negative 3.83%, versus a 3.84% return for the S&P 500®. The Fund's Financials sector slightly underperformed the S&P 500® Financials sector1 (down 3.46%, versus down 3.13%). The Financials sector was the weakest performing sector of the S&P 500® during the period.

Detractors from Performance

Diversified Financial companies represented the largest industry group in the Fund and were the most significant detractor from performance2. The Fund's Diversified Financial holdings were down about 6%, compared to down 4% for the S&P 500® Diversified Financials industry group. Charles Schwab3 (down 23%), American Express (down 11%), Goldman Sachs (down 17%), Julius Baer Group (down 16%), Capital One Financial (down 11%), and Bank of New York Mellon (down 5%) were all leading detractors.

Banking companies also hindered performance. The Fund's Bank holdings were down about 10%, compared to down 11% for the S&P 500® Banking industry group. Wells Fargo (down 12%) and Citizens Financial Group (down 23%) were the Fund's overall top detractors, respectively. Wells Fargo began the period as the Fund's largest holding and slipped to the second-largest position at the end of the period.

Additional detractors included American International Group (down 14%) from the Insurance industry group and Alphabet (down 9%) from the Software & Services industry group.

The Fund had approximately 10% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings outperformed its domestic holdings (down 1%, versus down 4%).

Contributors to Performance

Insurance companies made the most significant contribution to performance and produced the Fund's overall top contributors, Marsh & McLennan (up 25%) and Chubb Ltd. (up 13%), respectively. During the period, ACE Ltd., which was previously a Fund holding, completed its acquisition of Chubb Corp. This new entity, Chubb Ltd., began trading under the new name in January 2016. The Fund's Insurance holdings were up about 8%, compared to up 2% for the S&P 500® Insurance industry group. The Fund's largest holding, Markel (up 8%), was another strong performer, along with Loews (up 7%) and Everest Re Group (up 1%).

Additional contributors included Berkshire Hathaway (up 10%), Cielo (up 51%), S&P Global (up 10%), and Brookfield Asset Management (up 8%), all from the Diversified Financials industry group; and DBS Group Holdings (up 2%) from the Banking industry group.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2016, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2016, unless otherwise noted.
[1]	The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on June 30, 2006

Average Annual Total Return for periods ended June 30, 2016

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	(4.83)%	9.37%	3.85%	4.55%	0.70%	0.62%
Standard & Poor's 500® Index	3.99%	12.10%	7.42%	4.47%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2016 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/16 Net Assets)		(% of 06/30/16 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	88.28%	Diversified Financials	43.93%	4.63%
Common Stock (Foreign)	10.45%	Insurance	26.61%	2.67%
Short-Term Investments	1.20%	Banks	26.54%	5.22%
Other Assets & Liabilities	0.07%	Information Technology	2.89%	19.77%
	100.00%	Capital Goods	0.03%	7.43%
		Health Care	–	14.69%
		Energy	–	7.40%
		Food, Beverage & Tobacco	–	6.06%
		Retailing	–	5.52%
		Utilities	–	3.59%
		Other	–	23.02%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/16 Net Assets)

Markel Corp.	Property & Casualty Insurance	7.31%
Wells Fargo & Co.	Banks	6.78%
Chubb Ltd.	Property & Casualty Insurance	5.70%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.40%
Bank of New York Mellon Corp.	Capital Markets	5.30%
Visa Inc., Class A	Diversified Financial Services	5.14%
American Express Co.	Consumer Finance	5.11%
JPMorgan Chase & Co.	Banks	5.08%
U.S. Bancorp	Banks	4.61%
Goldman Sachs Group, Inc.	Capital Markets	4.00%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2016. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/16)	(06/30/16)	(01/01/16-06/30/16)

Actual	$1,000.00	$961.68	$3.02
Hypothetical	$1,000.00	$1,021.78	$3.12

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.73%)
FINANCIALS – (95.85%)
Banks – (26.21%)
Citizens Financial Group Inc.	84,050	$1,679,319
DBS Group Holdings Ltd. (Singapore)	112,210	1,323,059
ICICI Bank Ltd., ADR (India)	42,810	307,376
JPMorgan Chase & Co.	49,240	3,059,774
PNC Financial Services Group, Inc.	17,600	1,432,464
Standard Chartered PLC (United Kingdom)*	147,502	1,119,093
U.S. Bancorp	68,910	2,779,140
Wells Fargo & Co.	86,340	4,086,472
		15,786,697
Diversified Financials – (43.37%)
Capital Markets – (18.73%)
Bank of New York Mellon Corp.	82,160	3,191,916
Brookfield Asset Management Inc., Class A (Canada)	44,430	1,469,300
Charles Schwab Corp.	54,030	1,367,499
Goldman Sachs Group, Inc.	16,230	2,411,453
Julius Baer Group Ltd. (Switzerland)	34,304	1,380,678
State Street Corp.	27,140	1,463,389
		11,284,235
Consumer Finance – (9.02%)
American Express Co.	50,660	3,078,102
Capital One Financial Corp.	37,110	2,356,856
		5,434,958
Diversified Financial Services – (15.62%)
Berkshire Hathaway Inc., Class A *	15	3,254,625
Cielo S.A. (Brazil)	64,593	680,858
Moody's Corp.	12,110	1,134,828
S&P Global Inc.	11,550	1,238,853
Visa Inc., Class A	41,790	3,099,564
		9,408,728
		26,127,921
Insurance – (26.27%)
Insurance Brokers – (3.69%)
Marsh & McLennan Cos, Inc.	32,450	2,221,527
Multi-line Insurance – (5.70%)
American International Group, Inc.	22,170	1,172,571
Loews Corp.	55,070	2,262,826
		3,435,397
Property & Casualty Insurance – (13.01%)
Chubb Ltd.	26,258	3,432,183
Markel Corp. *	4,625	4,406,608
		7,838,791
Reinsurance – (3.87%)
Everest Re Group, Ltd.	12,770	2,332,696
		15,828,411
	Total Financials	57,743,029

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2016 (Unaudited)

		Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.03%)
Capital Goods – (0.03%)
	Brookfield Business Partners L.P. (Canada)*	888	$16,952
		Total Industrials	16,952
INFORMATION TECHNOLOGY – (2.85%)
Software & Services – (2.85%)
	Alphabet, Inc., Class A *	1,230	865,342
	Alphabet, Inc., Class C *	1,235	854,743
		Total Information Technology	1,720,085
	TOTAL COMMON STOCK – (Identified cost $40,261,087)		59,480,066
SHORT-TERM INVESTMENTS – (1.20%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.43%, 07/01/16, dated 06/30/16, repurchase value of $96,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.4732%-9.50%, 07/31/16-05/15/46, total market value $97,920)	$96,000	96,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.52%, 07/01/16, dated 06/30/16, repurchase value of $77,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 05/01/31-06/01/46, total market value $78,540)	77,000	77,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.42%, 07/01/16, dated 06/30/16, repurchase value of $383,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.365%-3.00%, 06/01/31-06/01/46, total market value $390,660)	383,000	383,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.67%, 07/01/16, dated 06/30/16, repurchase value of $167,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 01/01/25-11/01/34, total market value $170,340)	167,000	167,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $723,000)		723,000
	Total Investments – (99.93%) – (Identified cost $40,984,087) – (a)		60,203,066
	Other Assets Less Liabilities – (0.07%)		41,789
	Net Assets – (100.00%)		$60,244,855

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $40,990,243. At June 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$21,056,866
	Unrealized depreciation		(1,844,043)
	Net unrealized appreciation		$19,212,823

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2016 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$60,203,066
Cash	1,052
Receivables:
Capital stock sold	29,676
Dividends and interest	65,978
Prepaid expenses	527
Due from Custodian (Note 3)	28,080
Total assets	60,328,379
LIABILITIES:
Payables:
Capital stock redeemed	29,562
Accrued audit fees	8,059
Accrued custodian fees	8,000
Accrued investment advisory fee	28,772
Other accrued expenses	9,131
Total liabilities	83,524
NET ASSETS	$60,244,855
SHARES OUTSTANDING	4,704,824
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.80
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,705
Additional paid-in capital	36,952,487
Undistributed net investment income	372,846
Accumulated net realized gains from investments and foreign currency transactions	3,695,838
Net unrealized appreciation on investments and foreign currency transactions	19,218,979
Net Assets	$60,244,855

*Including:
Cost of Investments	$40,984,087

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$574,350
Interest		4,697
Total income		579,047
Expenses:
Investment advisory fees (Note 3)	$168,934
Custodian fees	11,773
Transfer agent fees	4,927
Audit fees	9,459
Legal fees	924
Accounting fees (Note 3)	1,002
Reports to shareholders	2,026
Directors' fees and expenses	10,648
Registration and filing fees	24
Miscellaneous	6,018
Total expenses		215,735
Reimbursement of expenses by Custodian (Note 3)		(25,704)
Net expenses		190,031
Net investment income		389,016
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,342,753
Foreign currency transactions		(1,005)
Net realized gain		3,341,748
Net decrease in unrealized appreciation		(6,362,967)
Net realized and unrealized loss on investments and foreign currency transactions		(3,021,219)
Net decrease in net assets resulting from operations		$(2,632,203)

*Net of foreign taxes withheld as follows		$4,747

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
OPERATIONS:
Net investment income	$389,016	$592,102
Net realized gain from investments and foreign currency transactions	3,341,748	7,985,080
Net decrease in unrealized appreciation on investments and foreign currency transactions	(6,362,967)	(7,310,026)
Net increase (decrease) in net assets resulting from operations	(2,632,203)	1,267,156
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(605,773)
Realized gains from investment transactions	–	(8,237,628)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(4,664,093)	(2,742,090)
Total decrease in net assets	(7,296,296)	(10,318,335)
NET ASSETS:
Beginning of period	67,541,151	77,859,486
End of period*	$60,244,855	$67,541,151

*Including undistributed net investment income (loss) of	$372,846	$(16,170)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Financials	$53,920,199	$3,822,830	$–	$57,743,029
Industrials	16,952	–	–	16,952
Information Technology	1,720,085	–	–	1,720,085
Short-term securities	–	723,000	–	723,000
Total Investments	$55,657,236	$4,545,830	$–	$60,203,066

Level 1 to Level 2 Transfers**:
Financials		$3,822,830

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2016.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors' deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2016 were $6,049,904 and $9,813,464, respectively.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2016 amounted to $1,002.

Custodian Fees - State Street Bank will be reimbursing the Fund in August 2016 for certain out of pocket expenses that were erroneously billed from 1998-2015. This reimbursement, including interest, amounts to $28,080.

NOTE 4 - CAPITAL STOCK

At June 30, 2016, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2016 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	121,566	–	(492,280)	(370,714)
Value:	$1,514,363	$–	$(6,178,456)	$(4,664,093)

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	377,808	654,582	(1,155,693)	(123,303)
Value:	$5,851,073	$8,843,401	$(17,436,564)	$(2,742,090)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2016.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2016	Year ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.31	$14.98	$15.08	$11.55	$9.98	$11.00
Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.13	0.17	0.13	0.12	0.14
Net Realized and Unrealized Gains (Losses)	(0.59)	0.20	1.79	3.48	1.75	(1.01)
Total from Investment Operations	(0.51)	0.33	1.96	3.61	1.87	(0.87)
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.14)	(0.20)	(0.08)	(0.23)	(0.15)
Distributions from Realized Gains	–	(1.86)	(1.86)	–	–[a]	–
Return of Capital	–	–	–	–	(0.07)	–
Total Dividends and Distributions	–	(2.00)	(2.06)	(0.08)	(0.30)	(0.15)
Net Asset Value, End of Period	$12.80	$13.31	$14.98	$15.08	$11.55	$9.98
Total Return[b]	(3.83)%	2.01%	12.85%	31.26%	18.83%	(7.96)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$60,245	$67,541	$77,859	$80,881	$67,255	$60,834
Ratio of Expenses to Average Net Assets:
Gross	0.70%[c]	0.68%	0.68%	0.68%	0.69%	0.69%
Net[d]	0.62%[c]	0.68%	0.68%	0.68%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.27%[c]	0.82%	0.96%	0.90%	0.98%	0.99%
Portfolio Turnover Rate[e]	10%	12%	32%	2%	16%	11%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2016. As part of this process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors considered that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund; (ii) profitability of the Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fixed fee reflected those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds were more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Financial Portfolio underperformed its benchmark, the Standard & Poor's 500® Index ("S&P 500®"), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500® since its inception on July 1, 1999, all periods ended February 29, 2016.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds' underlying variable insurance products (the "Performance Universe"). The report indicated that the Fund outperformed the Performance Universe average over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2015.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 3 out of 12 rolling five-year time periods and 1 out of 7 rolling ten-year time periods. The Independent Directors noted that the Fund outperformed the Lipper Variable Annuities-Financial Services category over all rolling five- and ten-year time periods, which means 12 out of 12 rolling five-year time periods and 7 out of 7 rolling ten-year time periods. The rolling five-year time period ended on December 31 for each year from 2004 through 2015, while the rolling ten-year time period ended on December 31 for each year from 2009 through 2015.

The Independent Directors considered Davis Financial Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2017.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

*  Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2016

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio outperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the six-month period ended June 30, 2016 (the "period"). The Fund delivered a total return of 13.86%, versus an 11.60% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Industrial REITs (up 21%), Specialized REITs (up 18%), and Health Care REITs (up 16%). Only one sub-industry within the Wilshire Index reported negative performance figures, Real Estate Operating Companies (down 10%). The second- and third-weakest performing sub-industries were Hotel & Resort REITs (up 3%) and Hotels, Resorts & Cruise Lines (up 5%).

Contributors to Performance
The Fund's holdings in the Specialized REITs sub-industry made the most significant contribution to performance2, both on an absolute basis and when compared to the Wilshire Index. The Fund's Specialized REITs holdings were up about 30%, compared to up 18% for the Wilshire Index. The Fund suffered from an underweight position (13%, versus 16% for the Wilshire Index) in this strong performing sub-industry. CyrusOne3 (up 51%) was the Fund's overall top contributor. CorEnergy (up 38%) and DuPont Fabros Technology (up 53%) were key contributors.

Returns from holdings in the Industrial REITs sub-industry helped performance. The Fund's Industrial REITs holdings were up about 23%, compared to up 21% for the Wilshire Index. The Fund benefited from an overweight position (12%, versus 5% for the Wilshire Index) in the strongest performing sub-industry for the period. EastGroup Properties (up 26%), First Industrial Realty Trust (up 28%), Terreno Realty (up 15%), and DCT Industrial (up 30%) were strong performers.

Another contributor to performance came from the Fund's Retail REITs holdings, which were up about 12%, compared to up 13% for the Wilshire Index. Simon Property Group (up 13%), the Fund's largest holding, and Retail Opportunity Investments (up 23%) were key contributors.

Detractors from Performance
The Fund's holdings in the Consumer Services industry group, which includes the Hotels, Resorts & Cruise Lines sub-industry, were the most significant detractor from performance on an absolute basis. The Fund's Hotels, Resorts & Cruise Lines holdings were down about 10%, compared to up 5% for the Wilshire Index. Hyatt Hotels (down 12%), Starwood Hotels & Resorts (down 8%), and Extended Stay America (down 8%) were leading detractors. The Fund no longer owns Hyatt Hotels, Starwood Hotels & Resorts, or Extended Stay America.

When compared to the Wilshire Index, the Fund's holdings in Health Care REITs hindered performance the most. The Fund's Health Care REITs holdings were up about 19%, compared to up 16% for the Wilshire Index. The Fund suffered from a significant underweight position (2%, versus 12% for the Wilshire Index) in this strong performing sub-industry.

The Fund's overall top detractor was Brixmor Property Group (down 13%), from the Retail REITs sub-industry, which also included Macerich (down 6%) as a key detractor. The Fund no longer owns Brixmor Property Group or Macerich. The second overall top detractor came from the Office REITs sub-industry, Vornado Realty Trust (up 2%). Although Vornado Realty Trust had a positive return during the period, the holding detracted from performance on account of stock sales at prices significantly lower than the period end price.

Additional detractors included American Residential Properties (down 10%), Equity Residential (down 4%), and UDR (down 5%), all from the Residential REITs sub-industry; and Prologis (down 9%) from the Industrial REITs sub-industry. The Fund no longer owns American Residential Properties, UDR, or Prologis.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.
Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2016, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2016, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
2 A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2006

Average Annual Total Return for periods ended June 30, 2016

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	22.45%	11.03%	4.62%	9.22%	0.91%	0.63%
Standard & Poor's 500® Index	3.99%	12.10%	7.42%	4.47%
Wilshire U.S. Real Estate Securities Index	23.55%	12.61%	7.01%	11.49%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2016 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 06/30/16 Net Assets)		(% of 06/30/16 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	93.82%	Retail REITs	26.87%	24.01%
Common Stock (Foreign)	2.33%	Residential REITs	20.97%	17.71%
Preferred Stock	1.76%	Specialized REITs	16.26%	16.22%
Short-Term Investments	1.81%	Industrial REITs	12.75%	6.42%
Other Assets & Liabilities	0.28%	Office REITs	10.13%	14.37%
	100.00%	Diversified REITs	4.38%	3.33%
		Diversified Real Estate Activities	2.93%	–
		Information Technology	2.38%	–
		Health Care REITs	2.28%	12.20%
		Hotel & Resort REITs	1.05%	5.51%
		Hotels, Resorts & Cruise Lines	–	0.23%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 06/30/16 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.37%
Boston Properties, Inc.	Office REITs	5.40%
Terreno Realty Corp.	Industrial REITs	3.99%
American Campus Communities, Inc.	Residential REITs	3.54%
Public Storage	Specialized REITs	3.28%
CyrusOne Inc.	Specialized REITs	3.26%
First Industrial Realty Trust, Inc.	Industrial REITs	3.16%
AvalonBay Communities, Inc.	Residential REITs	3.13%
Acadia Realty Trust	Retail REITs	3.01%
Kite Realty Group Trust	Retail REITs	2.94%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2016. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/16)	(06/30/16)	(01/01/16-06/30/16)

Actual	$1,000.00	$1,138.59	$3.35
Hypothetical	$1,000.00	$1,021.73	$3.17

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.63%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.15%)
FINANCIALS – (93.82%)
Real Estate – (93.82%)
Real Estate Investment Trusts (REITs) – (90.95%)
Diversified REITs – (4.29%)
Cousins Properties, Inc.	38,610	$401,544
Forest City Realty Trust Inc., Class A	20,370	454,455
		855,999
Health Care REITs – (2.23%)
Welltower Inc.	5,850	445,595
Hotel & Resort REITs – (1.03%)
Host Hotels & Resorts Inc.	12,620	204,570
Industrial REITs – (12.49%)
DCT Industrial Trust Inc.	9,060	435,242
EastGroup Properties, Inc.	8,440	581,685
First Industrial Realty Trust, Inc.	22,690	631,236
Rexford Industrial Realty, Inc.	2,310	48,718
Terreno Realty Corp.	30,790	796,537
		2,493,418
Office REITs – (9.92%)
Alexandria Real Estate Equities, Inc.	3,000	310,560
Boston Properties, Inc.	8,180	1,078,942
Highwoods Properties, Inc.	7,440	392,832
Vornado Realty Trust	1,980	198,238
		1,980,572
Residential REITs – (20.53%)
American Campus Communities, Inc.	13,360	706,343
American Homes 4 Rent, Class A	12,910	264,397
Apartment Investment & Management Co., Class A	5,790	255,686
AvalonBay Communities, Inc.	3,470	625,953
Camden Property Trust	3,940	348,375
Education Realty Trust, Inc.	9,166	422,919
Equity Residential	6,750	464,940
Essex Property Trust, Inc.	2,130	485,832
Post Properties, Inc.	8,620	526,251
		4,100,696
Retail REITs – (26.00%)
Acadia Realty Trust	16,920	600,998
Cedar Realty Trust Inc.	49,270	366,076
DDR Corp.	18,890	342,665
Federal Realty Investment Trust	1,670	276,468
General Growth Properties, Inc.	17,330	516,781
Kite Realty Group Trust	20,959	587,481
Ramco-Gershenson Properties Trust	24,690	484,171
Retail Opportunity Investments Corp.	25,190	545,867
Simon Property Group, Inc.	6,790	1,472,751
		5,193,258
Specialized REITs – (14.46%)
CatchMark Timber Trust Inc., Class A	44,110	539,024
Crown Castle International Corp.	4,080	413,834

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2016 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
CyrusOne Inc.	11,690	$650,665
DuPont Fabros Technology Inc.	7,580	360,353
Extra Space Storage Inc.	2,920	270,217
Public Storage	2,560	654,311
		2,888,404
		18,162,512
Real Estate Management & Development – (2.87%)
Diversified Real Estate Activities – (2.87%)
Alexander & Baldwin Inc.	15,880	573,903
	Total Financials	18,736,415
INFORMATION TECHNOLOGY – (2.33%)
Software & Services – (2.33%)
InterXion Holding N.V. (Netherlands)*	12,640	466,163
	Total Information Technology	466,163
TOTAL COMMON STOCK – (Identified cost $15,762,153)		19,202,578
PREFERRED STOCK – (1.76%)
FINANCIALS – (1.76%)
Real Estate – (1.76%)
Real Estate Investment Trusts (REITs) – (1.76%)
Retail REITs – (0.31%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,840	45,871
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	640	15,802
		61,673
Specialized REITs – (1.45%)
CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	12,400	290,904
	Total Financials	352,577
TOTAL PREFERRED STOCK – (Identified cost $249,185)		352,577
SHORT-TERM INVESTMENTS – (1.81%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.43%, 07/01/16, dated 06/30/16, repurchase value of $48,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.4732%-9.50%, 07/31/16-05/15/46, total market value $48,960)	$48,000	48,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.52%, 07/01/16, dated 06/30/16, repurchase value of $38,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 05/01/31-06/01/46, total market value $38,760)	38,000	38,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.42%, 07/01/16, dated 06/30/16, repurchase value of $191,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.365%-4.133%, 06/01/31-03/01/46, total market value $194,820)	191,000	191,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2016 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.67%, 07/01/16, dated 06/30/16, repurchase value of $84,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/19-12/01/44, total market value $85,680)	$84,000	$84,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $361,000)	361,000
		Total Investments – (99.72%) – (Identified cost $16,372,338) – (a)	19,916,155
		Other Assets Less Liabilities – (0.28%)	54,924
		Net Assets – (100.00%)	$19,971,079

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $16,453,475. At June 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$3,485,493
		Unrealized depreciation	(22,813)
		Net unrealized appreciation	$3,462,680

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2016 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$19,916,155
Cash	1,128
Receivables:
Capital stock sold	7,004
Dividends and interest	58,574
Prepaid expenses	228
Due from Custodian (Note 3)	27,051
Total assets	20,010,140
LIABILITIES:
Payables:
Capital stock redeemed	7,070
Accrued audit fees	8,059
Accrued custodian fees	5,070
Accrued investment advisory fee	10,708
Other accrued expenses	8,154
Total liabilities	39,061
NET ASSETS	$19,971,079
SHARES OUTSTANDING	1,323,804
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.09
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,324
Additional paid-in capital	17,421,671
Undistributed net investment income	417,391
Accumulated net realized losses from investments	(1,413,124)
Net unrealized appreciation on investments	3,543,817
Net Assets	$19,971,079

*Including:
Cost of Investments	$16,372,338

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$344,690
Interest		3,832
Total income		348,522
Expenses:
Investment advisory fees (Note 3)	$49,242
Custodian fees	7,970
Transfer agent fees	3,159
Audit fees	9,459
Legal fees	266
Accounting fees (Note 3)	1,002
Reports to shareholders	12
Directors' fees and expenses	5,167
Registration and filing fees	7
Miscellaneous	4,779
Total expenses		81,063
Reimbursement of expenses by Custodian (Note 3)		(24,744)
Net expenses		56,319
Net investment income		292,203
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from:
Investment transactions		(176,465)
Net realized loss		(176,465)
Net increase in unrealized appreciation		2,293,527
Net realized and unrealized gain on investments		2,117,062
Net increase in net assets resulting from operations		$2,409,265

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
OPERATIONS:
Net investment income	$292,203	$220,586
Net realized gain (loss) from investments	(176,465)	1,684,455
Net increase (decrease) in unrealized appreciation on investments	2,293,527	(1,628,479)
Net increase in net assets resulting from operations	2,409,265	276,562
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(78,628)	(329,211)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(280,277)	(8,163,433)
Total increase (decrease) in net assets	2,050,360	(8,216,082)
NET ASSETS:
Beginning of period	17,920,719	26,136,801
End of period*	$19,971,079	$17,920,719

*Including undistributed net investment income of	$417,391	$203,816

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$19,088,992	$–	$–	$19,088,992
Information Technology	466,163	–	–	466,163
Short-term securities	–	361,000	–	361,000
Total Investments	$19,555,155	$361,000	$–	$19,916,155

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2016.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012. At December 31, 2015, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$1,128,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2016 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2016 were $6,169,582 and $5,909,573, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2016 amounted to $1,002.

Custodian Fees - State Street Bank will be reimbursing the Fund in August 2016 for certain out of pocket expenses that were erroneously billed from 1998-2015. This reimbursement, including interest, amounts to $27,051.

NOTE 4 - CAPITAL STOCK

At June 30, 2016, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2016 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	108,601	5,612	(137,115)	(22,902)
Value:	$1,486,484	$78,628	$(1,845,389)	$(280,277)

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	189,766	25,059	(832,198)	(617,373)
Value:	$2,571,044	$329,211	$(11,063,688)	$(8,163,433)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2016.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2016	Year ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.31	$13.31	$10.56	$10.83	$9.34	$8.69
Income (Loss) from Investment Operations:
Net Investment Income	0.22[a]	0.14[a]	0.17	0.19	0.16	0.14
Net Realized and Unrealized Gains (Losses)	1.62	0.08	2.73	(0.33)	1.44	0.63
Total from Investment Operations	1.84	0.22	2.90	(0.14)	1.60	0.77
Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.22)	(0.15)	(0.13)	(0.11)	(0.12)
Total Dividends and Distributions	(0.06)	(0.22)	(0.15)	(0.13)	(0.11)	(0.12)
Net Asset Value, End of Period	$15.09	$13.31	$13.31	$10.56	$10.83	$9.34
Total Return[b]	13.86%	1.65%	27.54%	(1.32)%	17.15%	8.89%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,971	$17,921	$26,137	$22,011	$28,068	$24,226
Ratio of Expenses to Average Net Assets:
Gross	0.91%[c]	0.85%	0.81%	0.81%	0.77%	0.81%
Net[d]	0.63%[c]	0.85%	0.81%	0.81%	0.77%	0.81%
Ratio of Net Investment Income to Average Net Assets	3.26%[c]	1.02%	1.34%	1.52%	1.55%	1.50%
Portfolio Turnover Rate[e]	34%	95%	54%	73%	51%	75%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2016. As part of this process, Davis Advisors provided the Independent Directors with material, including recent investment performance data, that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information that they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Directors' recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:

1.	Achieves satisfactory investment results over the long term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder's ultimate return is the product of a fund's results as well as the shareholder's behavior, specifically, in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors, its affiliates, and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors considered that this investment tends to align Davis Advisors' and the Davis family's interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds' shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors' investment process, as well as the experience, capability, and integrity of its senior management and other personnel.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors' (i) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (ii) record of generally producing satisfactory results over longer-term periods; (iii) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (iv) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (i) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (ii) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (iii) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed (i) the management fee schedule for the Fund; (ii) profitability of the Fund to Davis Advisors; (iii) the extent to which economies of scale might be realized if the Fund's net assets increase; and (iv) whether the fixed fee reflected those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors' sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds were more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for the differences between the fee rates for the Davis Funds and Davis Advisors' other lines of business.

The Independent Directors noted that Davis Real Estate Portfolio underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, over all performance periods, which includes the one-, three-, five-, and ten-year time periods, as well as since its inception on July 1, 1999, all periods ended February 29, 2016. In reviewing the performance, the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. Real Estate Securities Index, as well as other funds provided in the reports, are primarily REIT only funds.

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds' underlying variable insurance products (the "Performance Universe"), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe average and Lipper Index over the one-, two-, three-, four-, and ten-year time periods, all periods ended December 31, 2015. During the five-year time period ended December 31, 2015, the Fund underperformed the Performance Universe average, while outperforming the Lipper Index.

The Independent Directors also reviewed the Fund's performance when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. Real Estate Securities Index in 1 out of 12 rolling five-year time periods and outperformed the Lipper Variable Annuities-Real Estate category ("VA-RE") in 5 out of 12 rolling five-year time periods, all periods ended December 31 for each year from 2004 through 2015. The Fund underperformed the Wilshire U.S. Real Estate Securities Index and VA-RE Lipper category in all 7 rolling ten-year time periods, all periods ended December 31 for each year from 2009 through 2015.

The Independent Directors considered Davis Real Estate Portfolio's management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through March 1, 2017.

18

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors did request that the portfolio management team of the Fund also be included within the oversight of the Portfolio Review Committee, which oversees Davis Funds. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors' shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 22, 2016

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 22, 2016